II. Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about the estimated useful lives of property, plant and equipment [text block]
Land	No Depreciation
Buildings and improvements	30-50 years
Plant and production equipment	10-40 years
Vehicles, furniture and fixtures, and other equipment	4-10 years

Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount [text block]
Increase in the discount rate	95 Bps
Decrease of the growth rate	-1.6%
Decrease of the cash flow projections	-15.3%